TAX LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Tax Liabilities [abstract]
TAX LIABILITIES	TAX LIABILITIES

	2025	2024
Non-current
Payment plans	4,444,867	-
Total	4,444,867	-

Current
Income tax	918,743	51,459,223
Value added tax	484,679	2,534,654
Turnover tax	26,454	18,389
Other taxes, withholdings and perceptions	9,733,833	7,611,330
Payment plans	196,926	-
Total	11,360,635	61,623,596